Financial Assets and Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
1 July 2024 - 30 June 2025	€ 129,974	€ 136,179
1 July 2025 - 30 June 2026	29,504	31,317
1 July 2026 - 30 June 2027	43,281	26,379
1 July 2027 - 30 June 2028	16,265	17,699
1 July 2028 - 30 June 2029	8,287	12,831
More than five years	2,929	4,784
Total	€ 230,240	€ 229,189